OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Contingent consideration	$ 1,949
Accrued expenses	1,758	$ 3,241
Advances from customers	1,103	1,853
Accrued taxes	473	384
Others	264	234
Total other payables and accrued expenses	5,710	7,287
Foreign Exchange Contract [Member]
Other payables and accrued expenses [Line Items]
Foreign currency derivative contracts	$ 163	$ 1,575